Northern Lights Fund Trust

Princeton Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Princeton Futures Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 18, 2015, (SEC Accession No. 0001580642-15-003555).